Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000774013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2020
Prospectus Date	rr_ProspectusDate	Sep. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A